PNC Capital Advisors, LLC

One East Pratt Street — 5th Floor

Baltimore, MD 21202

October 4, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:          PNC Advantage Funds (File Nos. 033-65690 and 811-07850)

Ladies and Gentlemen:

On behalf of PNC Advantage Funds (the “Funds”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Funds hereby certify that

(i) the forms of prospectus and statement of additional information that would have been filed by the Funds pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Funds’ most recent Post-Effective Amendment No. 38 to the Funds’ Registration Statement on Form N-1A; and

(ii) the text of the Funds’ most recent Post-Effective Amendment No. 38 to the Funds’ Registration Statement was filed by electronic submission via EDGAR with the Securities and Exchange Commission on September 30, 2013 pursuant to Rule 485(b) under the 1933 Act and became effective on September 30, 2013.

Please do not hesitate to call me at (410) 237-5139 if you have any questions concerning this filing.

Sincerely,

/s/ Savonne L. Ferguson
Savonne L. Ferguson